CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBT
CONVERTIBLE DEBT

12. CONVERTIBLE DEBT

Convertible notes issued in September 2025

On September 15, 2025, the Group completed a private placement, pursuant to Rule 144A under the Securities Act of 1933, as amended, of $2.75 billion aggregate original principal amount of senior unsecured convertible notes (the “September 2025 Notes”) to qualified institutional buyers, which are convertible at their option. The September 2025 Notes were issued in two equal series:

●	$1.375 billion 1.00% Convertible Senior Notes due 2030 (the “2030 Notes”), and
●	$1.375 billion 2.75% Convertible Senior Notes due 2032 (the “2032 Notes”).

The September 2025 Notes are convertible at the option of the holders into the Company’s Class A ordinary shares at an initial conversion rate of 7.2072 shares per $1,000 principal amount (approximately $138.75 per share), subject to customary anti-dilution adjustments. Upon conversion, the Notes are settled entirely in shares. Prior to maturity, the Notes are convertible only upon the occurrence of specified conditions, including:

•	If the Company’s share price exceeds 130% of the applicable conversion price for a specified period;
•	In connection with certain corporate events, including a fundamental change;
•	During the two months preceding maturity; or
•	Following the issuance of a redemption notice by the Company.

If a holder converts its Notes in connection with a make-whole fundamental change (generally including certain change-in-control transactions, delisting events, or other specified corporate transactions), the conversion rate will be increased by an additional number of shares as determined pursuant to a schedule set forth in the indenture.

The Company may redeem the Notes, in whole or in part, on or after September 20, 2028, if the share price exceeds 130% of the applicable conversion price for a specified period, at a redemption price equal to 100% of the accreted principal amount plus accrued and unpaid interest. Upon the occurrence of a fundamental change, holders may require the Company to repurchase their Notes at a price equal to 100% of the accreted principal amount plus accrued and unpaid interest.

The September 2025 Notes were issued at par, but accrete to a higher accreted principal amount over time:

•	The 2030 Notes accrete to 115% of their original principal at maturity (i.e. $1,150 for every $1,000 issued), and
•	The 2032 Notes accrete to 115% of their original principal at maturity (i.e. $1,150 for every $1,000 issued).

The Group also granted the initial purchasers a 13-day over-allotment option (greenshoe) to purchase up to an additional $412.5 aggregate original principal amount of September 2025 Notes (15% of the base size), split equally between the two series. This option was fully exercised on or before September 28, 2025, increasing the total original aggregate principal amount issued to approximately $3.2 billion.

The accreted principal amount is payable only upon maturity or early redemption. The 2030 Notes and 2032 Notes bear interest at 1.00% and 2.75%, respectively, payable semi-annually in arrears on March 15 and September 15 of each year, beginning March 15, 2026.

The net proceeds to the Company from the sale of September 2025 Notes were $3,098.6. Debt issuance costs were approximately $63.9 and will be amortized as interest expense over the term of the September 2025 Notes.

Each series of notes was issued under a separate indenture with U.S. Bank Trust Company, National Association, serving as trustee. They are senior unsecured obligations of the Group and rank pari passu with all of the Company’s other existing and future senior unsecured indebtedness. Holders of the notes have the right to require the Company to repurchase all or a portion of their notes upon the occurrence of a fundamental change, as defined in the indentures.

Convertible notes issued in June 2025

On June 5, 2025, the Group issued $1,000 aggregate original principal amount of senior unsecured convertible notes (the “June 2025 Notes”) in a private placement pursuant to Rule 144A under the Securities Act of 1933, as amended. The June 2025 Notes were sold to qualified institutional buyers in two equal tranches:

●	$500.0 of 2.00% Convertible Senior Notes due 2029 (the “2029 Notes”), and
●	$500.0 of 3.00% Convertible Senior Notes due 2031 (the “2031 Notes”).

The June 2025 Notes are convertible at the option of the holders into the Company’s Class A ordinary shares at an initial conversion rate of 19.4363 shares per $1,000 principal amount (approximately $51.45 per share), subject to customary anti-dilution adjustments. Upon conversion, the Notes are settled in shares. Prior to maturity, the Notes are convertible only upon the occurrence of specified conditions, including:

●	If the Company’s share price exceeds 130% of the applicable conversion price for a specified period;
●	In connection with certain corporate events, including a fundamental change;
●	During the two months preceding maturity; or
●	Following the issuance of a redemption notice by the Company.

If a holder converts its Notes in connection with a make-whole fundamental change (generally including certain change-in-control transactions, delisting events, or other specified corporate transactions), the conversion rate will be increased by an additional number of shares as determined pursuant to a schedule set forth in the indenture.

The Company may redeem the Notes, in whole or in part, on or after December 10, 2026, if the share price exceeds 130% of the applicable conversion price for a specified period, at a redemption price equal to 100% of the accreted principal amount plus accrued and unpaid interest. Upon the occurrence of a fundamental change, holders may require the Company to repurchase their Notes at a price equal to 100% of the accreted principal amount plus accrued and unpaid interest.

The June 2025 Notes were issued at par but accrete to a higher accreted principal amount over time:

●	The 2029 Notes accrete to 120% of their original principal at maturity (i.e., $1,200 for every $1,000 issued), and
●	The 2031 Notes accrete to 125% of their original principal at maturity (i.e., $1,250 for every $1,000 issued).

The accreted principal amount is payable only upon maturity or early redemption. The 2029 Notes and 2031 Notes bear interest at 2.00% and 3.00%, respectively, payable semi-annually in arrears on December 5 and June 5 of each year, beginning December 5, 2025.

The net proceeds to the Company from the sale of the June 2025 Notes were $975.1. Debt issuance costs were approximately $24.9 and will be amortized as interest expense over the term of the June 2025 Notes.

Each series of notes was issued under a separate indenture with U.S. Bank Trust Company, National Association, serving as trustee. They are senior unsecured obligations of the Group and rank pari passu with all of the Company’s other existing and future senior unsecured indebtedness. Holders of the notes have the right to require the Company to repurchase all or a portion of their notes upon the occurrence of a fundamental change, as defined in the indentures.

The early conversion condition for the 2029 and 2031 Notes was satisfied during the year ended December 31, 2025 (initially as of September 30, 2025) in accordance with the terms of the respective indentures. As a result, one holder of these Notes elected to convert its Notes during the year ended December 31, 2025. The conversion amounts for the 2029 and 2031 Notes were $12.5 and $12.5, and resulted in the issuance of 242,953 and 242,953 ordinary shares, respectively.

The carrying amount of the convertible notes as of December 31, 2025 was as follows:

	Maturities	Stated interest rate	Effective interest rate	Principal amount outstanding	Unamortized debt discount (accretion)	Unamortized issuance costs	Carrying amount
2029 Notes	June 2029	2.00%	7.06%	587.5	(85.1)	(10.8)	491.6
2030 Notes	September 2030	1.00%	4.15%	1,818.4	(224.4)	(30.2)	1,563.8
2031 Notes	June 2031	3.00%	6.87%	612.5	(112.2)	(11.4)	488.9
2032 Notes	September 2032	2.75%	4.88%	1,818.4	(228.7)	(30.8)	1,558.9
Total convertible debt				4,836.8	(650.4)	(83.2)	4,103.2

The Company recognized $31.4 of interest expense related to the contractual coupon interest for the year ended December 31, 2025. This amount, excluding interest repaid during the year of $12.2, is included in Debt, current in the Group’s consolidated balance sheet.

The total interest for the Group debt obligation for the year ended December 31, 2025 was as follows:

2025
Contractual interest expense	31.4
Amortization of debt discount (accretion) and issuance costs	49.2
Less: capitalized interest	(28.0)
Total	52.6

The June 2025 Notes and September 2025 Notes are carried at amortized cost, with an unamortized balance of $4,103.2 million as of December 31, 2025. The Group has not elected the fair value option and measures the fair value of convertible debt for disclosure purposes only. The fair value of the convertible senior notes as of December 31, 2025, which is classified as Level 3 within the fair value hierarchy, was as follows:

2025
2.00% Convertible Senior Notes due June 2029	904.5
3.00% Convertible Senior Notes due June 2031	937.5
1.00% Convertible Senior Notes due September 2030	1,541.9
2.75% Convertible Senior Notes due September 2032	1,538.6
Total fair value of convertible debt	4,922.5

Convertible notes issued in 2020

On March 3, 2020, the Company issued and sold $1,250.0 in aggregate principal amount of 0.75% convertible notes due March 3, 2025 at par (the “2025 Notes”).

On March 7, 2022, the 2025 Notes’ delisting event condition was triggered as a result of the trading of the

Company’s Class A shares on Nasdaq having been suspended for at least five trading days. This resulted in the holders of the 2025 Notes having the right to require the redemption of their 2025 Notes at par in the full amount of $1,250.0, plus accrued interest.

In June 2022, the Group entered into settlement agreements with holders of a majority of the 2025 Notes and completed the repurchase of 93.2% in aggregate principal amount of the 2025 Notes and accounted for the modification of all the 2025 Notes. The Group has to date repurchased more than 99% in aggregate principal amount of the 2025 Notes originally issued.

The remaining cash consideration for the remaining 2025 Notes amounts to $6.1 and $5.3 as of December 31, 2024 and 2025, respectively.